BASIS OF PRESENTATION (Details) (10-Q) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
BASIS OF PRESENTATION [Abstract]
Accumulated deficit	$ 214,271	$ 204,420	$ 194,911